Investments (Tables)	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes investment income for the twelve months ended December 31, 2023, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Fixed income securities — Available for sale	$115.7	$95.6	$87.2
Fixed income securities — Trading	98.9	57.0	30.2
Short-term investments — Available for sale	5.3	0.6	0.1
Short-term investments — Trading	0.3	0.1	—
Fixed term deposits (included in cash and cash equivalents)	39.9	6.6	0.7
Catastrophe bonds — Trading	0.2	0.3	0.9
Privately-held investments — Available for sale	0.1	—	—
Privately-held investments — Trading	44.7	24.3	18.2
Other investments, at fair value (1)	(17.8)	13.9	21.9
Total	287.3	198.4	159.2
Investment expenses	(11.6)	(10.3)	(11.7)
Net investment income	$275.7	$188.1	$147.5
________________
(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
The following table summarizes investment income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	($ in millions)		($ in millions)
Fixed income securities, available for sale	$40.7	$28.8	$117.0	$84.5
Fixed income securities, trading	21.5	25.6	69.3	73.4
Short-term investments, available for sale	0.7	2.2	2.5	3.8
Short-term investments, trading	—	0.2	0.1	0.3
Fixed term deposits (included in cash and cash equivalents)	12.1	9.8	33.2	27.1
Catastrophe bonds, trading	—	0.3	—	1.4
Privately-held investments, available for sale	0.3	—	0.7	—
Privately-held investments, trading	8.7	11.4	29.7	32.9
Other investments, at fair value (1)	(2.3)	0.7	(4.4)	(9.7)
Total	81.7	79.0	248.1	213.7
Investment expenses	(2.1)	(1.1)	(9.2)	(6.4)
Net investment income	$79.6	$77.9	$238.9	$207.3
________________
(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2023, 2022 and 2021:

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$1.6	$2.9	$22.7
Fixed income securities — gross realized (losses)	(41.5)	(58.4)	(3.6)
Short-term investments — gross realized gains	0.6	1.0	2.0
Short-term investments — gross realized (losses)	(0.9)	(0.5)	(0.8)
Net change in expected credit gains/(losses)	4.8	(5.0)	(2.5)
Trading:
Fixed income securities — gross realized gains	1.0	0.2	12.2
Fixed income securities — gross realized (losses)	(3.5)	(1.8)	(2.0)
Short-term investments — gross realized gains	0.1	—	0.1
Short-term investments — gross realized (losses)	(0.3)	—	(0.3)
Privately-held investments — gross realized gains	0.8	0.7	0.6
Privately-held investments — gross realized (losses)	—	(0.1)	(13.8)
Privately-held investments — net unrealized (losses)/gains	(15.2)	(2.5)	18.1
Catastrophe bonds — net unrealized gains/(losses)	0.1	0.2	(0.8)
Fixed income securities — net unrealized gains/(losses)	65.9	(113.9)	(23.4)

Investments — equity method:
Gross realized and unrealized gains in MVI	0.2	—	0.1
Gross unrealized gains/(losses) in Multi-Line Reinsurer	0.8	(0.4)	0.2
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$14.5	$(177.6)	$8.8

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$126.2	$(391.7)	$(157.6)
Income tax (expense)/benefit	(20.6)	23.9	(0.3)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$105.6	$(367.8)	$(157.9)
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	($ in millions)		($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$1.0	$—	$1.4	$0.4
Fixed income securities — gross realized (losses)	(10.9)	(8.6)	(36.1)	(15.6)
Short-term investments — gross realized gains	0.5	—	0.7	0.1
Short-term investments — gross realized (losses)	—	—	(1.4)	(0.3)
Net change in expected credit gains	0.5	0.3	0.9	4.0
Trading:
Fixed income securities — gross realized gains	—	—	1.0	0.3
Fixed income securities — gross realized (losses)	(0.2)	(0.5)	(9.5)	(1.5)
Fixed income securities — net unrealized gains	19.6	10.4	43.7	41.4
Short-term investments — gross realized gains	—	—	—	0.1
Short-term investments — gross realized (losses)	—	—	(0.2)	(0.2)
Privately-held investments — gross realized gains	0.1	0.2	0.6	0.3
Privately-held investments — gross realized (losses)	(14.3)	—	(14.6)	—
Privately-held investments — net unrealized gains/(losses)	9.5	(4.1)	(8.0)	(13.1)
Catastrophe bonds — net unrealized gains/(losses)	—	0.1	—	(0.5)

Investments, equity method:
Net change in realized and unrealized gains in Multi-Line Reinsurer	0.3	0.4	0.5	0.8
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$6.1	$(1.8)	$(21.0)	$16.2

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$120.7	$(45.0)	$103.6	$(32.7)
Income tax (expense)	(15.1)	(0.2)	(13.1)	(1.8)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$105.6	$(45.2)	$90.5	$(34.5)

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at December 31, 2023 and December 31, 2022:

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities — Available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments — Available for sale	93.6	—	—	—	93.6
Privately-held investments — Available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total Investments — Available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1
________________
(1)For more information on the allowance for expected credit losses, refer to Note 25, “Allowance for Expected Credit Losses”.

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total Investments — Available for sale	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6
The scheduled maturity distribution of the Company’s available for sale securities as at December 31, 2023 and December 31, 2022 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2023
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$512.0	$505.8
Due after one year through five years	2,889.0	2,818.9
Due after five years through ten years	495.1	440.3
Due after ten years	15.7	15.2
	3,911.8	3,780.2
Agency commercial mortgage-backed	6.6	5.8
Agency residential mortgage-backed	519.9	445.1
Total Investments — Available for sale	$4,438.3	$4,231.1

	At December 31, 2022
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$231.5	$228.0
Due after one year through five years	2,526.9	2,385.7
Due after five years through ten years	815.1	707.7
Due after ten years	13.2	10.9
	3,586.7	3,332.3
Non-agency commercial mortgage-backed	6.6	5.6
Agency mortgage-backed	590.4	502.7
Total Investments — Available for sale	$4,183.7	$3,840.6
The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2023 and December 31, 2022:

	December 31, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$105.5	$(0.5)	$673.3	$(26.2)	$778.8	$(26.7)	74
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	11.1	(1.0)	117.0	(4.0)	128.1	(5.0)	54
Corporate	46.7	(0.4)	1,287.2	(101.1)	1,333.9	(101.5)	558
Non-U.S. government-backed corporate	0.2	—	95.5	(5.9)	95.7	(5.9)	12
Non-U.S. government	32.9	(0.2)	180.1	(6.5)	213.0	(6.7)	53
Agency commercial mortgage-backed	—	—	5.8	(0.8)	5.8	(0.8)	1
Agency residential mortgage-backed	0.1	—	435.9	(74.9)	436.0	(74.9)	197
Total	$196.5	$(2.1)	$2,802.0	$(219.7)	$2,998.5	$(221.8)	950

	December 31, 2022
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$741.1	$(30.6)	$203.4	$(20.1)	$944.5	$(50.7)	118
U.S. agency	7.1	(0.4)	1.7	—	8.8	(0.4)	5
Municipal	133.1	(7.1)	16.4	(2.3)	149.5	(9.4)	59
Corporate	1,104.7	(77.6)	568.2	(91.5)	1,672.9	(169.1)	701
Non-U.S. government-backed corporate	11.3	(0.5)	99.0	(8.3)	110.3	(8.8)	16
Non-U.S. government	63.8	(2.9)	135.9	(8.6)	199.7	(11.5)	45
Non-agency commercial mortgage-backed securities	5.6	(1.0)	—	—	5.6	(1.0)	1
Agency mortgage-backed	202.8	(24.9)	299.1	(62.8)	501.9	(87.7)	220
Total fixed income securities — Available for sale	2,269.5	(145.0)	1,323.7	(193.6)	3,593.2	(338.6)	1,165
Total short-term investments — Available for sale	51.9	(0.4)	—	—	51.9	(0.4)	1
Total	$2,321.4	$(145.4)	$1,323.7	$(193.6)	$3,645.1	$(339.0)	1,166
The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,329.2	$11.0	$(13.8)	$—	$1,326.4
U.S. agency	7.5	—	(0.1)	—	7.4
Municipal	81.2	0.1	(1.6)	(0.3)	79.4
Corporate	1,999.9	24.5	(58.5)	(1.7)	1,964.2
Non-U.S. government-backed corporate	146.1	1.2	(3.1)	—	144.2
Non-U.S. government	273.0	2.1	(2.2)	—	272.9
Asset-backed	198.9	1.4	(0.2)	—	200.1
Agency commercial mortgage-backed	5.0	—	(0.5)	—	4.5
Agency residential mortgage-backed	616.6	3.6	(63.5)	—	556.7
Total fixed income securities, available for sale	4,657.4	43.9	(143.5)	(2.0)	4,555.8
Short-term investments, available for sale	66.5	—	—	—	66.5
Privately-held investments, available for sale
Asset-backed securities	25.1	0.2	—	—	25.3
Total investments, available for sale	$4,749.0	$44.1	$(143.5)	$(2.0)	$4,647.6

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities, available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments, available for sale	93.6	—	—	—	93.6
Privately-held investments, available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total investments, available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1
The scheduled maturity distribution of the Company’s available for sale securities as at September 30, 2024 and
December 31, 2023 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at September 30, 2024
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$773.6	$770.1
Due after one year through five years	2,551.5	2,539.5
Due after five years through ten years	578.3	551.4
Due after ten years	—	—
	3,903.4	3,861.0
Agency commercial mortgage-backed	5.0	4.5
Agency residential mortgage-backed	616.6	556.7
Asset-backed	224.0	225.4
Total investments, available for sale	$4,749.0	$4,647.6

	As at December 31, 2023
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$512.0	$505.8
Due after one year through five years	2,889.0	2,818.9
Due after five years through ten years	495.1	440.3
Due after ten years	15.7	15.2
	3,911.8	3,780.2
Agency commercial mortgage-backed	6.6	5.8
Agency residential mortgage-backed	519.9	445.1
Total investments, available for sale	$4,438.3	$4,231.1
The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
Fixed income securities, available for sale
U.S. government	$126.0	$(0.7)	$560.2	$(13.1)	$686.2	$(13.8)	65
U.S. agency	—	—	7.4	(0.1)	7.4	(0.1)	1
Municipal	—	—	66.2	(1.6)	66.2	(1.6)	37
Corporate	59.0	(0.3)	920.7	(58.2)	979.7	(58.5)	435
Non-U.S. government-backed corporate	4.2	—	102.9	(3.1)	107.1	(3.1)	12
Non-U.S. government	23.6	—	114.6	(2.2)	138.2	(2.2)	37
Asset-backed	18.8	(0.2)	—	—	18.8	(0.2)	12
Agency commercial mortgage-backed	—	—	4.6	(0.5)	4.6	(0.5)	1
Agency residential mortgage-backed	13.1	—	392.5	(63.5)	405.6	(63.5)	181
Total fixed income securities, available for sale	$244.7	$(1.2)	$2,169.1	$(142.3)	$2,413.8	$(143.5)	781

	As at December 31, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
Fixed income securities, available for sale
U.S. government	$105.5	$(0.5)	$673.3	$(26.2)	$778.8	$(26.7)	74
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	11.1	(1.0)	117.0	(4.0)	128.1	(5.0)	54
Corporate	46.7	(0.4)	1,287.2	(101.1)	1,333.9	(101.5)	558
Non-U.S. government-backed corporate	0.2	—	95.5	(5.9)	95.7	(5.9)	12
Non-U.S. government	32.9	(0.2)	180.1	(6.5)	213.0	(6.7)	53
Agency commercial mortgage-backed	—	—	5.8	(0.8)	5.8	(0.8)	1
Agency residential mortgage-backed	0.1	—	435.9	(74.9)	436.0	(74.9)	197
Total fixed income securities, available for sale	$196.5	$(2.1)	$2,802.0	$(219.7)	$2,998.5	$(221.8)	950

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	he following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at December 31, 2023 and December 31, 2022:

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities — Trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments — Trading	2.1	—	—	2.1
Catastrophe bonds — Trading	1.6	—	—	1.6
Privately-held investments — Trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments — Trading	494.9	1.4	(21.3)	475.0
Total Investments — Trading	$2,025.6	$6.1	$(67.3)	$1,964.4

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	312.6	0.6	(1.1)	312.1
Middle market loans and other private debt	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Equity securities	6.6	—	—	6.6
Short-term investments	25.6	—	—	25.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7
The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$262.4	$5.9	$(1.2)	$267.1
Municipal	2.1	—	(0.1)	2.0
Corporate	155.0	1.6	(4.0)	152.6
High yield loans	106.7	0.6	(0.3)	107.0
Non-U.S. government-backed corporate	6.4	—	(0.1)	6.3
Non-U.S. government	24.2	0.2	(0.2)	24.2
Asset-backed	688.5	4.1	(3.9)	688.7
Agency mortgage-backed	35.2	0.5	(2.3)	33.4
Total fixed income securities, trading	1,280.5	12.9	(12.1)	1,281.3
Short-term investments, trading	3.2	—	—	3.2
Catastrophe bonds, trading	1.0	—	—	1.0
Privately-held investments, trading
Commercial mortgage loans	161.4	0.7	(28.4)	133.7
Middle market loans and other private debt	64.4	0.1	(0.5)	64.0
Asset-backed securities	129.0	0.5	(0.3)	129.2
Global corporate securities	14.4	—	(0.1)	14.3
Total privately-held investments, trading	369.2	1.3	(29.3)	341.2
Total investments, trading	$1,653.9	$14.2	$(41.4)	$1,626.7

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities, trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments, trading	2.1	—	—	2.1
Catastrophe bonds, trading	1.6	—	—	1.6
Privately-held investments, trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments, trading	494.9	1.4	(21.3)	475.0
Total investments, trading	$2,025.6	$6.1	$(67.3)	$1,964.4

Schedule of Commercial Mortgage and Middle Market Loans
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the twelve months ended December 31, 2023 and 2022:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Distribution received	—	—	—	—
Unrealized gain for the twelve months to December 31, 2023	0.2	0.8	—	1.0
Closing value of investment as at December 31, 2023	1.0	6.4	0.2	7.6

Opening undistributed value of investment as at January 1, 2022	$0.5	$3.2	$0.2	$3.9
Investment in the period	0.4	1.6	—	2.0
Distribution received	—	—	—	—
Unrealized (loss)/gain for the twelve months to December 31, 2022	(0.1)	0.4	—	0.3
Closing value of investments at December 31, 2022	$0.8	$5.2	$0.2	$6.2
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the nine months ended September 30, 2024 and the twelve months ended December 31, 2023:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2024	$1.0	$6.4	$0.2	$7.6
Investment in the period	—	—	—	—
Distribution received	—	—	—	—
Unrealized gain for the period	0.1	0.4	—	0.5
Closing value of investments as at September 30, 2024	$1.1	$6.8	$0.2	$8.1

Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Distribution received	—	—	—	—
Unrealized gain for the period	0.2	0.8	—	1.0
Closing value of investments as at December 31, 2023	$1.0	$6.4	$0.2	$7.6